Summary of Business and Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings	$ 5,211	$ 4,965
Proportion of voting rights in subsidiaries used to determine control	50.00%
Criteria period for contract cost recognized as asset.	longer than one year
Maturity period of investments classified as cash and cash equivalents	three months or less
Contract cost [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill	three years
Computer software [member]
Disclosure of business description and basis of presentation [line items]
Description of useful life, intangible assets other than goodwill	three-year
Bottom of range [member]
Disclosure of business description and basis of presentation [line items]
Recurring revenues subscription term	1 year
Percentage of voting interest in equity method investee.	20.00%
Top of range [member]
Disclosure of business description and basis of presentation [line items]
Recurring revenues subscription term	5 years
Percentage of voting interest in equity method investee.	50.00%
Adjustments Due to Adoption of IFRS 16 [member]
Disclosure of business description and basis of presentation [line items]
Adjustment to opening balance of retained earnings			$ 11